Unaudited Condensed Statements of Changes in Stockholders’ Deficit (Parentheticals)	10 Months Ended
Dec. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Sales of private placement units through the exercise	103,734
Sale of private placement units	571,859